Revenue Recognition - Remaining Performance Obligation (Details) $ in Millions	Dec. 31, 2020 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 22.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 21.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 20.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 19.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 18.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 155.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period